Label	Element	Value
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Table Text Block]	us-gaap-ebp_EmployeeBenefitPlanInvestmentFairValueAndNavTableTextBlock
The following tables present the investments measured at fair value on a recurring basis by level as of December 31, 2025 and 2024.

	2025
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$31,866,445	$31,866,445	$—	$—
Common stock	7,770,052	7,770,052	—	—
Total assets in fair value hierarchy	39,636,497	$39,636,497	$—	$—
Investments measured at net asset value*
Pooled separate accounts	22,184,125
Collective investment trust	871,219
Total investments, at fair value	$62,691,841

	2024
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$24,376,816	$24,376,816	$—	$—
Common stock	7,069,214	7,069,214	—	—
Total assets in fair value hierarchy	31,446,030	$31,446,030	$—	$—
Investments measured at net asset value*
Pooled separate accounts	17,676,902
Collective investment trust	859,399
Total investments, at fair value	$49,982,331

* In accordance with ASC 820-10, certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.